UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

April 30, 2021

AAM S&P 500 High Dividend Value ETF

Ticker: SPDV

AAM S&P Emerging Markets High Dividend Value ETF

Ticker: EEMD

AAM S&P Developed Markets High Dividend Value ETF

Ticker: DMDV

AAM Low Duration Preferred and Income Securities ETF

Ticker: PFLD

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

AAM ETFs

AAM ETFs

Management Discussion of Fund Performance
(Unaudited)

The AAM S&P 500 High Dividend Value ETF

The AAM S&P 500 High Dividend Value ETF (“SPDV” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P 500® Dividend and Free Cash Flow Yield Index (the “Index”). Through the Index, SPDV is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P 500® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

SPDV generated a total return of 45.18% (NAV) and 45.62% (market price), while the underlying index for SPDV generated a total return of 45.59% between November 1, 2020 and April 30, 2021 (the “current fiscal period”). Over the current fiscal period, the benchmark index, the S&P 500® Index, achieved a total return of 28.85%.

Top performing sectors contributing to SPDV’s return during the current fiscal period were Real Estate, Information Technology, and Financials. Worst performing sectors were Utilities, Health Care and Consumer Discretionary.

Individual leaders contributing to SPDV’s return over the same current fiscal period were Seagate Technology plc (166 bps) and Regency Centers Corporation (139 bps) and ViacomCBS, Inc. (131 bps). Individual performance laggards WEC Energy Group, Inc. (-23 bps), Verizon Communication, Inc. (-5 bps) and Best Buy Company, Inc. (-5 bps).

The AAM S&P Emerging Markets High Dividend Value ETF

The AAM S&P Emerging Markets High Dividend Value ETF (“EEMD” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P Emerging Markets Dividend and Free Cash Flow Yield Index (the “Index”). Through the Index, EEMD is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P Emerging Plus LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

EEMD generated a total return of 34.68% (NAV) and 34.61% (market price) between November 1, 2020, and April 30, 2021 (the “current fiscal period”). This compares to the 35.54% of the Index, and a 23.34% total return for the benchmark index, the S&P Emerging Plus LargeMidCap® Index, for the current fiscal period.

Top performing sectors contributing to EEMD’s return over the current fiscal period were Consumer Discretionary, Materials and Industrials. Worst performing sectors included Consumer Staples, Communication Services and Utilities.

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

Individual leaders contributing to EEMD’s return were Great Wall Motor Company (297 bps), Lenovo Group Ltd (202 bps) and Evraz plc (181 bps). The individual performance laggards over the current fiscal period were Eastern Company SAE (-46 bps), Enerjisa Enerji AS (-41 bps) and Amadolu Efes Biracilik Ve (-39 bps).

The AAM S&P Developed Markets High Dividend Value ETF

The AAM S&P Developed Markets High Dividend Value ETF (“DMDV” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P Developed Ex-US Dividend and Free Cash Flow Yield Index (the “Index’). Through the Index, DMDV is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P Developed BMI Ex-US & Korea LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

DMDV generated a total return of 34.86% (NAV) and 34.74% (market price) between November 1, 2020 and April 30, 2021 (the “current fiscal period”). This compares to the 35.21% of the Index, and a 29.11% total return for the benchmark index, the S&P Developed BMI Ex-US & Korea LargeMidCap® Index, for the current fiscal period.

Top performing sectors contributing to DMDV’s return over the current fiscal period were Materials, Industrials, and Energy. Worst performing sectors included Consumer Staples, Health Care and Information Technology.

Individual leaders contributing to DMDV’s return were Marks & Spencer Group plc (128 bps), Glencore plc (121 bps) and Marubeni Corporation (117 bps). The individual performance laggards over the current fiscal period were AGL Energy, Ltd. (-34 bps), Lawson, Inc. (-13 bps) and Avast plc (-2 bps).

The AAM Low Duration Preferred and Income Securities ETF

The AAM Low Duration Preferred and Income Securities ETF (“PFLD” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index (the “Index”). Through the Index, PFLD is passively managed using a rules-based strategy that is designed to provide exposure to exchange-listed, U.S. dollar-denominated preferred securities and hybrid securities listed on the New York Stock Exchange (“NYSE”) or NASDAQ Capital Market (“NASDAQ”) with an option-adjusted duration of less than five years.

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

PFLD generated a total return of 7.41% (NAV) and 7.93% (market price), while the underlying index for PFLD generated a total return of 7.65% between November 1, 2020, and April 30, 2021 (the “current fiscal period”). Over the current fiscal period, the benchmark index, the ICE Exchange-Listed Preferred & Hybrid Securities Index, achieved a total return of 9.02%.

Top performing industries contributing to PFLD’s return during the current fiscal period were Banking, Utility, and Insurance. Worst performing industries included Quasi Government and Retail.

Individual leaders contributing to PFLD’s return over the current fiscal period were NSUS Float 01/15/43 (23 bps) and ETP 7.6 Perp (21 bps) and NRZ 6 3/8 Perp (16 bps). Individual performance laggards Solarwinds Corp (-9 bps), GS 6.3 Perp (-8 bps) and MS Float Perp (-7 bps).

Must be preceded or accompanied by a prospectus.

The AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF and AAM Low Duration Preferred and Income Securities ETF are distributed by Quasar Distributors, LLC.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Funds and may be only be acquired or redeemed from the Funds in creation units. Brokerage commissions will reduce returns. Companies with high yield or payout ratio may underperform other securities in certain market conditions and reduce or discontinue paying dividends entirely while included in the Index. The Funds’ return may not match or achieve a high degree of correlation with the return of the underlying Index. To the extent the Funds utilize a sampling approach, they may experience tracking error to a greater extent than if the Funds had sought to replicate the Index. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for emerging markets investments. Investments in mid-cap companies may involve less liquidity and greater volatility than larger companies. Diversification does not assure a profit or protect against a loss in a declining market.

S&P 500® Dividend and Free Cash Flow Yield index is a rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P 500® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P 500® Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

S&P Emerging Markets Dividend and Free Cash Flow Yield Index is rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P Emerging Plus LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P Emerging Plus LargeMidCap® Index is designed to measure the performance of large- and mid-capitalization securities in emerging markets.

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

S&P Developed Ex-U.S. Dividend and Free Cash Flow Index is a rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P Developed BMI Ex-U.S. & Korea LargeMidcap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P Developed BMI Ex-U.S. & Korea LargeMidcap® Index is a comprehensive benchmark including stocks from developed markets excluding the United States and Korea.

ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index is designed to measure the performance of exchange-listed, U.S. dollar-denominated preferred securities and hybrid securities listed on the New York Stock Exchange (“NYSE”) or NASDAQ Capital Market (“NASDAQ”) with an option-adjusted duration of less than 5 years. The Index was developed by ICE Data Indices, LLC (“IDI”), the Fund’s index provider (the “Index Provider”) and an affiliate of the NYSE.

ICE Exchange-Listed Preferred & Hybrid Securities Index is designed to measure the performance of a select group of exchange-listed, U.S. dollar denominated preferred securities, hybrid securities and convertible preferred securities listed on the New York Stock Exchange (“NYSE”) or NASDAQ Capital Market (“NASDAQ”).

Basis Point (bps) refers to a unit of measurement for interest rates and other percentages. One basis point is equal to 1/100th of 1%, or 0.01%.

Duration is a measure that helps approximate the degree of price sensitivity of a bond to changes in interest rates and is adjusted to account for the change in cash flows of the bond’s embedded option.

It is not possible to invest directly in an index.

For a complete list of Fund holdings please see the Schedules of Investments on page 7 of the report. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

AAM ETFs

Portfolio Allocations
As of April 30, 2021 (Unaudited)

AAM S&P 500 High Dividend Value ETF

Sector	Percentage of Net Assets
Industrials	10.2%
Consumer Discretionary	9.7
Financials	9.6
Consumer Staples	9.5
Materials	9.5
Communication Services	9.3
Energy	8.8
Information Technology	8.5
Utilities	8.5
Real Estate	8.2
Health Care	8.1
Short-Term Investments	0.2
Liabilities in Excess of Other Assets	(0.1)
Total	100.0%

AAM S&P Emerging Markets High Dividend Value ETF

Sector	Percentage of Net Assets
Industrials	10.7%
Materials	10.6
Real Estate	9.9
Energy	9.6
Information Technology	9.2
Financials	8.9
Consumer Discretionary	8.8
Health Care	8.4
Communication Services	8.0
Utilities	8.0
Consumer Staples	7.5
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.2)
Total	100.0%

AAM ETFs

Portfolio Allocations
As of April 30, 2021 (Unaudited) (Continued)

AAM S&P Developed Markets High Dividend Value ETF

Sector	Percentage of Net Assets
Industrials	9.9%
Real Estate	9.7
Financials	9.5
Consumer Discretionary	9.1
Communication Services	9.1
Materials	9.0
Utilities	8.9
Energy	8.7
Health Care	8.6
Information Technology	8.5
Consumer Staples	8.2
Short-Term Investments	0.5
Other Assets in Excess of Liabilities	0.3
Total	100.0%

AAM Low Duration Preferred and Income Securities ETF

Sector	Percentage of Net Assets
Financials ♦	62.8%
Utilities	12.9
Real Estate	12.2
Energy	6.4
Industrials	3.7
Short-Term Investments	2.4
Communication Services	1.5
Consumer Discretionary	0.3
Liabilities in Excess of Other Assets	(2.2)
Total	100.0%

♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

AAM S&P 500 High Dividend Value ETF

Schedule of Investments
April 30, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.9%
	Communication Services — 9.3%
19,730	AT&T, Inc.	$619,719
23,260	Interpublic Group of Companies, Inc.	738,505
51,096	Lumen Technologies, Inc.	655,562
9,136	Omnicom Group, Inc.	751,527
12,536	ViacomCBS, Inc. - Class B	514,227
		3,279,540
	Consumer Discretionary — 9.7%
5,625	Genuine Parts Company	702,956
36,630	Hanesbrands, Inc.	771,428
12,938	Leggett & Platt, Inc.	642,631
23,014	Newell Brands, Inc.	620,457
2,880	Whirlpool Corporation	680,976
		3,418,448
	Consumer Staples — 9.5%
13,644	Altria Group, Inc.	651,501
17,342	Kraft Heinz Company	716,051
7,075	Philip Morris International, Inc.	672,125
8,595	Tyson Foods, Inc. - Class A	665,683
12,029	Walgreens Boots Alliance, Inc.	638,740
		3,344,100
	Energy — 8.8%
25,798	Baker Hughes Company	518,024
19,654	HollyFrontier Corporation	687,890
37,211	Kinder Morgan, Inc.	634,447
23,416	Schlumberger NV	633,403
26,423	Williams Companies, Inc.	643,664
		3,117,428
	Financials — 9.6%
41,167	Huntington Bancshares, Inc.	630,679
40,672	People’s United Financial, Inc.	737,383
10,676	Principal Financial Group, Inc.	681,876
6,906	Prudential Financial, Inc.	693,086
22,470	Unum Group	635,002
		3,378,026

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Schedule of Investments
April 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Health Care — 8.1%
5,157	AbbVie, Inc.	$575,006
8,841	Bristol-Myers Squibb Company	551,855
10,304	Cardinal Health, Inc.	621,743
7,714	CVS Health Corporation	589,350
8,526	Gilead Sciences, Inc.	541,145
		2,879,099
	Industrials — 10.2%
3,371	3M Company	664,559
3,730	General Dynamics Corporation	709,558
3,410	Huntington Ingalls Industries, Inc.	724,011
8,356	Robert Half International, Inc.	732,069
3,204	Snap-on, Inc.	761,271
		3,591,468
	Information Technology — 8.5%
22,570	HP, Inc.	769,863
4,812	International Business Machines Corporation	682,726
9,514	Seagate Technology plc	883,280
25,872	Western Union Company	666,463
		3,002,332
	Materials — 9.5%
13,145	CF Industries Holdings, Inc.	639,241
9,920	Dow, Inc.	620,000
5,380	Eastman Chemical Company	620,798
11,042	International Paper Company	640,436
10,414	Nucor Corporation	856,656
		3,377,131
	Real Estate — 8.2%
6,262	Boston Properties, Inc.	684,749
34,316	Kimco Realty Corporation	720,636
12,177	Regency Centers Corporation	775,188
5,977	Simon Property Group, Inc.	727,640
		2,908,213

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Schedule of Investments
April 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Utilities — 8.5%
21,061	AES Corporation	$585,917
7,896	Dominion Energy, Inc.	630,890
10,609	Evergy, Inc.	678,658
13,743	NRG Energy, Inc.	492,274
9,780	Public Service Enterprise Group, Inc.	617,705
		3,005,444
	TOTAL COMMON STOCKS (Cost $29,609,919)	35,301,229

	SHORT-TERM INVESTMENTS — 0.2%
85,344	Invesco Government & Agency Portfolio, Institutional Class — 0.03% *	85,344
	TOTAL SHORT-TERM INVESTMENTS (Cost $85,344)	85,344
	TOTAL INVESTMENTS (Cost $29,695,263) — 100.1%	35,386,573
	Liabilities in Excess of Other Assets — (0.1)%	(44,534)
	NET ASSETS — 100.0%	$35,342,039

Percentages are stated as a percent of net assets.
*	Rate shown is the annualized seven-day yield as of April 30, 2021.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc.(“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc.and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
April 30, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.6%
	Brazil — 3.4%
21,180	CPFL Energia SA	$114,777
18,607	Hypera SA	118,290
		233,067
	Chile — 3.2%
679,335	AES Gener SA	111,086
756,986	Enel Americas SA	107,229
		218,315
	China — 23.4%
315,500	BAIC Motor Corporation, Ltd. - H Shares	114,146
343,000	Bank of China, Ltd. - H Shares	136,461
264,000	China CITIC Bank Corporation, Ltd. - H Shares	138,342
280,000	China Everbright Bank Company, Ltd. - H Shares	117,165
92,000	China National Building Material Company, Ltd. - H Shares	133,377
60,500	China Shenhua Energy Company, Ltd. - H Shares	126,190
268,000	Chongqing Rural Commercial Bank Company, Ltd. - H Shares	113,869
151,000	CITIC, Ltd.	159,032
568,000	Metallurgical Corporation of China, Ltd. - H Shares	133,830
123,000	Seazen Group, Ltd.	131,443
316,000	Sinotrans, Ltd. - H Shares	144,434
142,000	Yanzhou Coal Mining Company, Ltd. - H Shares	169,482
		1,617,771
	Egypt — 1.4%
126,982	Eastern Company SAE	94,547

	Hong Kong — 2.0%
592,000	Yuexiu Property Company, Ltd.	137,198

	India — 8.0%
92,708	Oil & Natural Gas Corporation, Ltd.	135,359
44,346	Power Grid Corporation of India, Ltd.	131,740
61,425	REC, Ltd.	106,227
52,614	Vedanta, Ltd.	182,726
		556,052

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
April 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	Indonesia — 4.7%
1,243,600	Adaro Energy Tbk PT	$107,185
251,600	Indofood Sukses Makmur Tbk PT	113,651
1,039,500	Kalbe Farma Tbk PT	103,626
		324,462
	Kuwait — 1.6%
56,970	Mobile Telecommunications Company KSCP	114,016

	Malaysia — 1.5%
76,200	Top Glove Corporation Bhd	105,100

	Mexico — 1.9%
107,660	Fibra Uno Administracion SA de CV	133,411

	Poland — 1.8%
6,589	Asseco Poland SA	122,510

	Qatar — 1.4%
50,937	Ooredoo QPSC	99,468

	Republic of Korea — 5.9%
3,337	GS Holdings Corporation	129,148
1,123	Lotte Shopping Company, Ltd.	125,187
8,056	Posco International Corporation	152,089
		406,424
	Romania — 1.9%
19,720	NEPI Rockcastle plc	132,803

	Russian Federation — 3.0%
13,215	Mobile TeleSystems PJSC - ADR	111,931
3,201	X5 Retail Group NV - GDR	98,271
		210,202

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
April 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	South Africa — 5.6%
148,598	Growthpoint Properties, Ltd.	$148,726
2,640	Kumba Iron Ore, Ltd.	119,800
13,680	MultiChoice Group	117,672
		386,198
	Taiwan, Province of China — 15.8%
81,000	Asia Cement Corporation	144,845
17,000	Catcher Technology Company, Ltd.	120,198
157,000	Compal Electronics, Inc.	140,515
125,000	Far Eastern New Century Corporation	148,794
113,000	Formosa Taffeta Company, Ltd.	133,903
27,000	Hon Hai Precision Industry Company, Ltd.	112,125
116,000	Pou Chen Corporation	147,839
77,000	WPG Holdings, Ltd.	141,965
		1,090,184
	Thailand — 7.1%
28,700	Bumrungrad Hospital pcl - NVDR	123,510
90,200	Sri Trang Gloves Thailand pcl - NVDR	128,184
252,700	Thai Union Group pcl - NVDR	122,546
107,900	Total Access Communication pcl - NVDR	113,488
		487,728
	Turkey — 3.8%
32,713	Anadolu Efes Biracilik Ve Malt Sanayii AS	92,000
70,883	Enerjisa Enerji AS	88,048
23,447	Tofas Turk Otomobil Fabrikasi AS	84,378
		264,426
	United Kingdom — 2.2%
16,821	Evraz plc	149,611
	TOTAL COMMON STOCKS (Cost $6,323,443)	6,883,493

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
April 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.6%
38,665	Invesco Government & Agency Portfolio, Institutional Class — 0.03%*	$38,665
	TOTAL SHORT-TERM INVESTMENTS (Cost $38,665)	38,665
	TOTAL INVESTMENTS (Cost $6,362,108) — 100.2%	6,922,158
	Liabilities in Excess of Other Assets — (0.2)%	(15,336)
	NET ASSETS — 100.0%	$6,906,822

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
*	Rate shown is the annualized seven-day yield as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
April 30, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.2%
	Australia — 9.5%
4,591	AGL Energy, Ltd.	$31,669
3,734	Computershare, Ltd.	40,727
2,225	Fortescue Metals Group, Ltd.	38,825
10,342	Harvey Norman Holdings, Ltd.	42,100
11,914	Stockland	43,070
2,037	Woodside Petroleum, Ltd.	35,970
		232,361
	Austria — 1.9%
939	OMV AG	46,357

	Belgium — 1.6%
927	Telenet Group Holding NV	39,749

	Canada — 10.0%
311	Canadian Tire Corporation, Ltd. - Class A	49,529
1,755	Great-West Lifeco, Inc.	50,844
893	Open Text Corporation	42,015
1,723	Power Corporation of Canada	50,141
3,032	RioCan Real Estate Investment Trust	51,807
		244,336
	Czech Republic — 1.6%
5,840	Avast plc	38,625

	France — 1.8%
422	Sanofi	44,334

	Germany — 5.3%
656	Bayer AG	42,501
899	Fresenius SE & Company KGaA	44,241
1,148	Uniper SE	41,929
		128,671
	Hong Kong — 7.7%
8,000	CK Asset Holdings, Ltd.	50,213
5,500	CK Hutchison Holdings, Ltd.	45,108

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
April 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.2% (Continued)
	Hong Kong — 7.7% (Continued)
32,000	Sino Land Company, Ltd.	$47,546
3,000	Sun Hung Kai Properties, Ltd.	45,308
		188,175
	Italy — 6.1%
25,509	A2A SpA	49,962
12,068	Hera SpA	48,595
86,625	Telecom Italia SpA	50,888
		149,445
	Japan — 23.4%
10,100	ENEOS Holdings, Inc.	43,540
1,800	Iida Group Holdings Company, Ltd.	43,853
2,100	Japan Tobacco, Inc.	39,270
900	Lawson, Inc.	40,346
6,000	Marubeni Corporation	49,875
6,000	Mitsubishi Chemical Holdings Corporation	44,655
3,000	Mizuho Financial Group, Inc.	42,130
2,000	Sekisui House, Ltd.	40,419
3,200	SoftBank Corporation	41,264
17,600	Sojitz Corporation	52,492
3,100	Sumitomo Corporation	42,201
1,300	Sumitomo Mitsui Financial Group, Inc.	45,218
2,500	Yokohama Rubber Company, Ltd	46,453
		571,716
	Netherlands — 3.3%
1,453	Koninklijke Ahold Delhaize NV	39,163
2,249	Royal Dutch Shell plc - Class B	40,449
		79,612
	Norway — 2.0%
914	Yara International ASA	47,822

	Singapore — 1.7%
2,700	Venture Corporation, Ltd.	40,894

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
April 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.2% (Continued)
	Spain — 3.7%
1,782	Naturgy Energy Group SA	$45,757
9,444	Telefonica SA	43,809
		89,566
	Sweden — 4.0%
1,515	Intrum AB	52,227
1,450	Lundin Energy AB	46,506
		98,733
	Switzerland — 3.4%
737	LafargeHolcim, Ltd.	45,494
431	Novartis AG	36,841
		82,335
	United Kingdom — 12.2%
1,117	British American Tobacco plc	41,478
2,230	GlaxoSmithKline plc	41,360
1,854	Imperial Brands plc	38,697
11,533	Legal & General Group plc	43,497
521	Rio Tinto plc	43,829
5,037	Sage Group, plc	44,494
24,012	Vodafone Group plc	45,480
		298,835
	TOTAL COMMON STOCKS (Cost $2,169,518)	2,421,566

	RIGHTS — 0.0% (a)
	Australia
424	Computershare, Ltd. (b)	187
	TOTAL RIGHTS (Cost $353)	187

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
April 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.5%
10,998	Invesco Government & Agency Portfolio, Institutional Class — 0.03%*	$10,998

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,998)	10,998
	TOTAL INVESTMENTS (Cost $2,180,869) — 99.7%	2,432,751
	Other Assets in Excess of Liabilities — 0.3%	8,100
	NET ASSETS — 100.0%	$2,440,851

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2021 (Unaudited)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.8%
	Communication Services — 1.5%
	Qwest Corporation
2,546	6.500%, 09/01/2056	$64,974
1,719	6.750%, 06/15/2057	44,952
	Telephone & Data Systems, Inc.
303	6.625%, 03/31/2045	7,863
586	6.875%, 11/15/2059	14,873
781	7.000%, 03/15/2060	19,712
508	5.875%, 12/01/2061	13,040
	United States Cellular Corporation
890	6.950%, 05/15/2060	22,784
716	7.250%, 12/01/2063	18,129
781	7.250%, 12/01/2064	20,002
		226,329
	Consumer Discretionary — 0.3%
	Dillard’s Capital Trust I
521	7.500%, 08/01/2038	13,385
	TravelCenters of America, Inc.
313	8.000%, 12/15/2029	8,229
1,068	8.000%, 10/15/2030	27,522
		49,136
	Energy — 6.4%
	Altera Infrastructure LP
1,281	Series E, 8.875%, Perpetual (b)	29,847
	DCP Midstream LP
1,722	Series B, 7.875%, Perpetual (b)	41,759
1,174	Series C, 7.950%, Perpetual (b)	28,528
	Energy Transfer LP
4,806	Series C, 7.375%, Perpetual (b)	115,488
4,753	Series D, 7.625%, Perpetual (b)	115,308
8,544	Series E, 7.600%, Perpetual (b)	207,448
	NGL Energy Partners LP
3,360	Series B, 9.000%, Perpetual (b)	48,418

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.8% (Continued)
	Energy — 6.4% (Continued)
	NuStar Energy LP
2,419	Series A, 8.500%, Perpetual (b)	$57,040
4,112	Series B, 7.625%, Perpetual (b)	85,530
1,842	Series C, 9.000%, Perpetual (b)	45,626
	NuStar Logistics LP
6,272	6.918%, 01/15/2043 (b)	151,657
	Teekay LNG Partners LP
1,335	9.000%, Perpetual	34,657
		961,306
	Financials — 62.8% ♦
	ACRES Commercial Realty Corporation
1,281	8.625%, Perpetual (b)	32,192
	Aegon NV
3,895	Series 1, 4.000%, Perpetual (b)	98,115
	AGNC Investment Corporation
3,471	Series C, 7.000%, Perpetual (b)	89,309
2,510	Series D, 6.875%, Perpetual (b)	63,578
4,299	Series E, 6.500%, Perpetual (b)	107,604
6,141	Series F, 6.125%, Perpetual (b)	147,507
	Annaly Capital Management, Inc.
7,690	Series F, 6.950%, Perpetual (b)	194,711
4,539	Series G, 6.500%, Perpetual (b)	113,792
4,726	Series I, 6.750%, Perpetual (b)	122,309
	Apollo Global Management, Inc.
2,937	Series A, 6.375%, Perpetual	76,479
	Arch Capital Group, Ltd.
4,806	Series E, 5.250%, Perpetual	122,024
	Ares Management Corporation
3,310	Series A, 7.000%, Perpetual	84,074
	Argo Group US, Inc.
375	6.500%, 09/15/2042	9,660
	Assured Guaranty Municipal Holdings, Inc.
599	6.250%, 11/01/2102	15,915
260	5.600%, 07/15/2103	6,802

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.8% (Continued)
	Financials — 62.8% ♦ (Continued)
	Axis Capital Holdings, Ltd.
5,874	Series E, 5.500%, Perpetual	$149,493
	B. Riley Financial, Inc.
332	7.375%, 05/31/2023	8,549
295	6.875%, 09/30/2023	7,585
1,179	6.750%, 05/31/2024	30,501
1,398	6.375%, 02/28/2025	35,999
1,602	5.500%, 03/31/2026	40,034
1,438	6.500%, 09/30/2026	37,172
1,308	7.250%, 12/31/2027	33,092
2,456	6.000%, 01/31/2028	61,621
	Bank of America Corporation
3,193	Series 2, 3.000%, Perpetual (b)	70,342
2,246	Series 4, 4.000%, Perpetual (b)	57,924
4,503	Series 5, 4.000%, Perpetual (b)	114,917
3,388	Series E, 4.000%, Perpetual (b)	85,716
	BOK Financial Corporation
391	5.375%, 06/30/2056	9,928
	Brightsphere Investment Group, Inc.
326	5.125%, 08/01/2031	8,241
	Capital One Financial Corporation
6,408	Series G, 5.200%, Perpetual	163,661
5,340	Series H, 6.000%, Perpetual	137,932
	Capstead Mortgage Corporation
2,757	Series E, 7.500%, Perpetual	69,476
	Charles Schwab Corporation
6,408	Series C, 6.000%, Perpetual	162,443
8,010	Series D, 5.950%, Perpetual	204,495
	Chimera Investment Corporation
1,548	Series A, 8.000%, Perpetual	39,598
3,471	Series B, 8.000%, Perpetual (b)	86,081
2,776	Series C, 7.750%, Perpetual (b)	66,929
2,136	Series D, 8.000%, Perpetual (b)	52,396
	Compass Diversified Holdings
1,068	Series A, 7.250%, Perpetual	27,127

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.8% (Continued)
	Financials — 62.8% ♦ (Continued)
1,068	Series B, 7.875%, Perpetual (b)	$27,587
	Dynex Capital, Inc.
1,190	Series C, 6.900%, Perpetual (b)	30,405
	Ellington Financial, Inc.
1,228	6.750%, Perpetual (b)	31,498
	First Horizon National Corporation
1,068	Series A, 6.200%, Perpetual	27,127
	First Republic Bank
2,136	Series H, 5.125%, Perpetual	55,835
	Gladstone Investment Corporation
1,366	5.000%, 05/01/2026	35,584
	Globe Life, Inc.
4,674	6.125%, 06/15/2056	120,542
	Global Indemnity Group, LLC
1,388	7.875%, 04/15/2047	36,421
	GMAC Capital Trust I
28,112	Series 2, 5.983%, 02/15/2040 (b)	720,792
	Goldman Sachs Group, Inc.
7,380	Series A, 3.750%, Perpetual (b)	176,308
1,968	Series C, 4.000%, Perpetual (b)	48,433
13,284	Series D, 4.000%, Perpetual (b)	324,794
6,642	Series N, 6.300%, Perpetual	166,116
	Hancock Whitney Corporation
391	5.950%, 06/15/2045	9,978
	Huntington Bancshares, Inc.
1,068	Series C, 5.875%, Perpetual	27,896
6,408	Series D, 6.250%, Perpetual	162,443
	Invesco Mortgage Capital, Inc.
1,495	Series A, 7.750%, Perpetual	37,226
1,655	Series B, 7.750%, Perpetual (b)	40,845
3,070	Series C, 7.500%, Perpetual (b)	73,772
	JPMorgan Chase & Company
15,220	Series AA, 6.100%, Perpetual	385,066
12,283	Series BB, 6.150%, Perpetual	311,006

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.8% (Continued)
	Financials — 62.8% ♦ (Continued)
	KKR & Company, Inc.
3,685	Series A, 6.750%, Perpetual	$94,373
1,655	Series B, 6.500%, Perpetual	42,500
	MetLife, Inc.
6,408	Series A, 4.000%, Perpetual (b)	162,699
	MFA Financial, Inc.
2,937	Series C, 6.500%, Perpetual (b)	67,140
	Morgan Stanley
11,749	Series A, 4.000%, Perpetual (b)	289,965
	New Residential Investment Corporation
1,658	Series A, 7.500%, Perpetual (b)	41,583
3,017	Series B, 7.125%, Perpetual (b)	73,403
4,299	Series C, 6.375%, Perpetual (b)	97,888
	New York Mortgage Trust, Inc.
1,635	Series D, 8.000%, Perpetual (b)	40,058
1,978	Series E, 7.875%, Perpetual (b)	48,065
	Newtek Business Services Corporation
1,068	5.500%, 02/01/2026 (a)	27,768
	PartnerRe, Ltd.
1,702	Series G, 6.500%, Perpetual	43,044
3,118	Series H, 7.250%, Perpetual	78,885
1,942	Series I, 5.875%, Perpetual	49,094
	PennyMac Mortgage Investment Trust
1,228	Series A, 8.125%, Perpetual (b)	31,854
2,082	Series B, 8.000%, Perpetual (b)	54,153
	Popular Capital Trust I
471	6.700%, 11/01/2033	12,241
	Popular Capital Trust II
339	6.125%, 12/01/2034	8,709
	Ready Capital Corporation
2,150	5.750%, 02/15/2026	55,578
1,094	6.200%, 07/30/2026	28,400
	Regions Financial Corporation
5,340	Series A, 6.375%, Perpetual	135,476

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.8% (Continued)
	Financials — 62.8% ♦ (Continued)
	RenaissanceRe Holdings, Ltd.
2,937	Series E, 5.375%, Perpetual	$74,629
	SLM Corporation
1,068	Series B, 1.884%, Perpetual (b)	61,015
	Stifel Financial Corporation
1,602	Series A, 6.250%, Perpetual	40,851
	Texas Capital Bancshares, Inc.
289	6.500%, 09/21/2042	7,341
1,602	Series A, 6.500%, Perpetual	40,931
	Truist Financial Corporation
4,966	Series H, 5.625%, Perpetual	125,739
1,842	Series I, 4.000%, Perpetual (b)	47,745
	Two Harbors Investment Corporation
1,535	Series A, 8.125%, Perpetual (b)	40,294
3,070	Series B, 7.625%, Perpetual (b)	76,320
3,150	Series C, 7.250%, Perpetual (b)	76,828
	US Bancorp
154	Series A, 3.500%, Perpetual (b)	142,505
10,680	Series B, 3.500%, Perpetual (b)	259,524
11,749	Series F, 6.500%, Perpetual (b)	305,709
	Valley National Bancorp
1,068	Series B, 5.500%, Perpetual (b)	27,501
	W.R. Berkley Corporation
4,518	5.750%, 06/01/2056	114,396
	Wells Fargo & Company
3,738	5.200%, Perpetual	96,515
6,942	Series O, 5.125%, Perpetual	179,937
12,283	Series X, 5.500%, Perpetual	316,656
	Western Alliance Bancorp
456	6.250%, 07/01/2056	11,692
	Zions Bancorp
1,348	Series H, 5.750%, Perpetual	34,482
		9,458,483

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.8% (Continued)
	Industrials — 3.7%
	Atlas Corporation
1,360	Series D, 7.950%, Perpetual	$35,006
1,446	Series E, 8.250%, Perpetual	37,307
2,082	Series G, 8.200%, Perpetual	52,862
2,409	Series H, 7.875%, Perpetual	60,972
	Babcock & Wilcox Enterprises, Inc.
1,708	8.125%, 02/28/2026	44,562
	Fortress Transportation and Infrastructure Investors, LLC
1,116	Series A, 8.250%, Perpetual (b)	29,183
1,319	Series B, 8.000%, Perpetual (b)	34,030
	GATX Corporation
2,337	5.625%, 05/30/2066	59,243
	Hillman Group Capital Trust
275	11.600%, 09/30/2027	7,158
	Pitney Bowes, Inc.
6,622	6.700%, 03/07/2043	165,219
	Steel Partners Holdings LP
1,689	Series A, 6.000%, 02/07/2026	36,854
		562,396
	Real Estate — 12.2%
	American Homes 4 Rent
2,870	Series D, 6.500%, Perpetual	72,496
2,456	Series E, 6.350%, Perpetual	62,333
1,655	Series F, 5.875%, Perpetual	43,675
1,228	Series G, 5.875%, Perpetual	32,432
	Brookfield Property REIT, Inc.
2,670	Series A, 6.375%, Perpetual	66,964
	City Office REIT, Inc.
1,196	Series A, 6.625%, Perpetual	30,941
	Colony Capital, Inc.
3,070	Series H, 7.125%, Perpetual	76,228
	Digital Realty Trust, Inc.
2,149	Series C, 6.625%, Perpetual	54,133

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.8% (Continued)
	Real Estate — 12.2% (Continued)
	Gladstone Land Corporation
1,590	Series B, 6.000%, Perpetual	$41,117
	iStar, Inc.
1,068	Series D, 8.000%, Perpetual	27,522
1,335	Series I, 7.500%, Perpetual	34,710
	Monmouth Real Estate Investment Corporation
5,870	Series C, 6.125%, Perpetual	149,979
	National Retail Properties, Inc.
3,685	Series F, 5.200%, Perpetual	95,073
	Office Properties Income Trust
4,830	5.875%, 05/01/2046	121,474
	PS Business Parks, Inc.
2,026	Series W, 5.200%, Perpetual	52,230
	Pebblebrook Hotel Trust
1,335	Series C, 6.500%, Perpetual	33,789
1,335	Series D, 6.375%, Perpetual	33,709
1,174	Series E, 6.375%, Perpetual	30,054
1,602	Series F, 6.300%, Perpetual	40,451
	Pennsylvania Real Estate Investment Trust
1,842	Series C, 7.200%, Perpetual	17,241
1,335	Series D, 6.875%, Perpetual	12,763
	Public Storage
2,136	Series C, 5.125%, Perpetual	54,254
3,471	Series D, 4.950%, Perpetual	88,059
3,738	Series E, 4.900%, Perpetual	96,441
	SL Green Realty Corporation
2,456	Series I, 6.500%, Perpetual	63,070
	Sunstone Hotel Investors, Inc.
1,228	Series E, 6.950%, Perpetual	31,240
	UMH Properties, Inc.
2,639	Series C, 6.750%, Perpetual	68,614
	Urstadt Biddle Properties, Inc.
1,228	Series H, 6.250%, Perpetual	32,235

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.8% (Continued)
	Real Estate — 12.2% (Continued)
	VEREIT, Inc.
3,981	Series F, 6.700%, Perpetual	$101,078
	Vornado Realty Trust
3,204	Series K, 5.700%, Perpetual	82,086
3,204	Series L, 5.400%, Perpetual	82,503
	Washington Prime Group, Inc.
1,068	Series H, 7.500%, Perpetual	7,925
		1,836,819
	Utilities — 12.9%
	Dominion Energy, Inc.
12,466	Series A, 5.250%, 07/30/2076	315,515
	DTE Energy Company
4,674	Series B, 5.375%, 06/01/2076	118,252
	Entergy Arkansas, LLC
6,388	4.875%, 09/01/2066	162,766
	Entergy Louisiana, LLC
4,207	4.875%, 09/01/2066	107,236
	Entergy Mississippi, LLC
4,051	4.900%, 10/01/2066	104,516
	Entergy New Orleans, LLC
1,714	5.500%, 04/01/2066	43,553
	NextEra Energy Capital Holdings, Inc.
8,882	Series K, 5.250%, 06/01/2076	224,981
	PPL Capital Funding, Inc.
7,012	Series B, 5.900%, 04/30/2073	178,806
	SCE Trust III
4,285	Series H, 5.750%, Perpetual (b)	108,839
	SCE Trust IV
5,064	Series J, 5.375%, Perpetual (b)	127,106
	SCE Trust V
4,674	Series K, 5.450%, Perpetual (b)	119,234

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.8% (Continued)
	Utilities — 12.9% (Continued)
	Southern Company
12,466	5.250%, 10/01/2076	$318,756
	Tennessee Valley Authority
714	Series D, 2.134%, 06/01/2028	18,485
		1,948,045
	TOTAL PREFERRED STOCKS (Cost $14,980,537)	15,042,514

	SHORT-TERM INVESTMENTS — 2.4%
358,541	Invesco Government & Agency Portfolio, Institutional Class — 0.03%*	358,541
	TOTAL SHORT-TERM INVESTMENTS (Cost $358,541)	358,541
	TOTAL INVESTMENTS (Cost $15,339,078) — 102.2%	15,401,055
	Liabilities in Excess of Other Assets — (2.2)%	(332,851)
	NET ASSETS — 100.0%	$15,068,204

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of April 30, 2021.

♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in the Notes to Financial Statements.

*	Rate shown is the annualized seven-day yield as of April 30, 2021.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Assets and Liabilities
April 30, 2021 (Unaudited)

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF	AAM S&P Developed Markets High Dividend Value ETF	AAM Low Duration Preferred and Income Securities ETF
ASSETS
Investments in securities, at value*	$35,386,573	$6,922,158	$2,432,751	$15,401,055
Foreign currency, at value*	—	—	409	—
Dividends and interest receivable	63,063	12,428	16,571	34,413
Receivable for capital shares sold	758,525	—	—	630,320
Receivables for securities sold	—	—	—	1,324,562
Total assets	36,208,161	$6,934,586	$2,449,731	$17,390,350

LIABILITIES
Foreign currency due to broker, at value*	—	2,503	—	—
Payable for securities purchased	757,730	—	—	1,638,414
Distribution payable	100,500	22,500	8,100	50,200
Payable for capital shares redeemed	—	—	—	627,905
Management fees payable	7,892	2,761	780	5,627
Total liabilities	866,122	27,764	8,880	2,322,146
NET ASSETS	$35,342,039	$6,906,822	$2,440,851	$15,068,204

Net assets consist of:
Paid-in capital	$32,810,660	$6,930,145	$2,540,921	$14,814,996
Total distributable earnings (accumulated deficit)	$2,531,379	$(23,323)	$(100,070)	$253,208
Net assets	$35,342,039	$6,906,822	$2,440,851	$15,068,204

Net asset value:
Net assets	$35,342,039	$6,906,822	$2,440,851	$15,068,204
Shares outstanding^	1,175,000	300,000	100,000	600,000
Net asset value, offering and redemption price per share	$30.08	$23.02	$24.41	$25.11
* Identified Cost:
Investments in securities	$29,695,263	$6,362,108	$2,180,869	$15,339,078
Foreign currency	$—	$(2,511)	$409	$—

^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Operations
For the Six-Months Ended April 30, 2021 (Unaudited)

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF	AAM S&P Developed Markets High Dividend Value ETF	AAM Low Duration Preferred and Income Securities ETF
INCOME
Dividends ^	$546,924	$100,235	$48,751	$305,636
Interest	5	2	—	49
Total investment income	546,929	100,237	48,751	305,685

EXPENSES
Management fees	41,103	13,375	4,436	23,449
Total expenses	41,103	13,375	4,436	23,449
Net investment income (loss)	505,826	86,862	44,315	282,236

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	1,836,074	326,425	(418)	294,058
Foreign currency	—	(5,350)	524	—
Change in unrealized appreciation (depreciation) on:
Investments	7,745,708	943,867	586,507	72,250
Foreign currency	—	704	40	—
Net realized and unrealized gain (loss) on investments	9,581,782	1,265,646	586,653	366,308
Net increase (decrease) in net assets resulting from operations	$10,087,608	$1,352,508	$630,968	$648,544

^	Net of foreign taxes withheld of $ 0, $16,585, $4,657 and $0 respectively.

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Statements of Changes in Net Assets

	Six-Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
OPERATIONS
Net investment income (loss)	$505,826	$1,155,151
Net realized gain (loss) on investments	1,836,074	(6,039,906)
Change in unrealized appreciation (depreciation) on investments	7,745,708	(2,571,259)
Net increase (decrease) in net assets resulting from operations	10,087,608	(7,456,014)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(588,002)	(1,317,853)
Total distributions to shareholders	(588,002)	(1,317,853)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	6,686,745	14,727,138
Payments for shares redeemed	(4,632,035)	(19,315,982)
Net increase (decrease) in net assets derived from capital share transactions (a)	2,054,710	(4,588,844)
Net increase (decrease) in net assets	11,554,316	(13,362,711)

NET ASSETS
Beginning of period/year	$23,787,723	$37,150,434
End of period/year	$35,342,039	$23,787,723

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	225,000	600,000
Redemptions	(175,000)	(875,000)
Net increase (decrease)	50,000	(275,000)

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Statements of Changes in Net Assets

	Six-Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
OPERATIONS
Net investment income (loss)	$86,862	$206,759
Net realized gain (loss) on investments and foreign currency	321,075	(461,263)
Change in unrealized appreciation (depreciation) on investments and foreign currency	944,571	(95,524)
Net increase (decrease) in net assets resulting from operations	1,352,508	(350,028)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(136,467)	(253,796)
Total distributions to shareholders	(136,467)	(253,796)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	3,805,457	3,081,008
Transaction fees (Note 6)	7,257	—
Payments for shares redeemed	(3,807,685)	—
Net increase (decrease) in net assets derived from capital share transactions (a)	5,029	3,081,008
Net increase (decrease) in net assets	1,221,070	2,477,184

NET ASSETS
Beginning of period/year	$5,685,752	$3,208,568
End of period/year	$6,906,822	$5,685,752

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	175,000	175,000
Redemptions	(200,000)	—
Net increase (decrease)	(25,000)	175,000

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Statements of Changes in Net Assets

	Six-Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
OPERATIONS
Net investment income (loss)	$44,315	$57,957
Net realized gain (loss) on investments and foreign currency	106	(259,967)
Change in unrealized appreciation (depreciation) on investments and foreign currency	586,547	(321,738)
Net increase (decrease) in net assets resulting from operations	630,968	(523,748)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(48,508)	(97,167)
Total distributions to shareholders	(48,508)	(97,167)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	570,108	1,762,595
Payments for shares redeemed	(560,217)	(1,828,438)
Net increase (decrease) in net assets derived from capital share transactions (a)	9,891	(65,843)
Net increase (decrease) in net assets	592,351	(686,758)

NET ASSETS
Beginning of period/year	$1,848,500	$2,535,258
End of period/year	$2,440,851	$1,848,500

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	25,000	75,000
Redemptions	(25,000)	(75,000)
Net increase (decrease)	—	—

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Statements of Changes in Net Assets

	Six-Months Ended April 30, 2021 (Unaudited)	Period Ended October 31, 2020*
OPERATIONS
Net investment income (loss)	$282,236	$126,877
Net realized gain (loss) on investments	294,058	(92,249)
Change in unrealized appreciation (depreciation) on investments	72,250	(10,273)
Net increase (decrease) in net assets resulting from operations	648,544	24,355

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(277,262)	(117,674)
Total distributions to shareholders	(277,262)	(117,674)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	23,009,790	5,562,873
Transaction fees (Note 6)	929	807
Payments for shares redeemed	(11,924,623)	(1,859,535)
Net increase (decrease) in net assets derived from capital share transactions (a)	11,086,096	3,704,145
Net increase (decrease) in net assets	11,457,378	3,610,826

NET ASSETS
Beginning of period	$3,610,826	$—
End of period	$15,068,204	$3,610,826

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	925,000	225,000
Redemptions	(475,000)	(75,000)
Net increase (decrease)	450,000	150,000

*	Fund commenced operations on November 19, 2019. The information presented is for the period from November 19, 2019 to October 31, 2020.

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020	Year Ended October 31, 2019	Period Ended October 31, 2018(1)
Net asset value, beginning of period/year	$21.14		$26.54	$25.83	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.47		0.95	0.97	0.75
Net realized and unrealized gain (loss) on investments (3)	9.01		(5.28)	0.64	0.76
Total from investment operations	9.48		(4.33)	1.61	1.51

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.54)		(1.07)	(0.90)	(0.68)
Total distributions	(0.54)		(1.07)	(0.90)	(0.68)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 6)	—		—	—	0.00	(4)
Net asset value, end of period/year	$30.08		$21.14	$26.54	$25.83

Total return	45.18	%(5)	-16.47%	6.44%	5.98	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$35,342		$23,788	$37,150	$19,370

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.29	%(6)	0.29%	0.29%	0.29	%(6)
Net investment income (loss) to average net assets	3.57	%(6)	4.06%	3.78%	3.05	%(6)
Portfolio turnover rate (7)	41	%(5)	84%	42%	38	%(5)

(1)	Commencement of operations on November 28, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020	Year Ended October 31, 2019	Period Ended October 31, 2018(1)
Net asset value, beginning of period/year	$17.49		$21.39	$21.75	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.34		0.93	1.01	1.13
Net realized and unrealized gain (loss) on investments and foreign currency (3)	5.66		(3.57)	(0.51)	(3.55)
Total from investment operations	6.00		(2.64)	0.50	(2.42)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.50)		(1.26)	(0.87)	(0.93)
Total distributions	(0.50)		(1.26)	(0.87)	(0.93)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 6)	0.03		—	0.01	0.10
Net asset value, end of period/year	$23.02		$17.49	$21.39	$21.75

Total return	34.68	%(4)	-12.83%	2.40%	-9.65	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$6,907		$5,686	$3,209	$2,175

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.49	%(5)	0.49%	0.49%	0.49	%(5)
Net investment income (loss) to average net assets	3.18	%(5)	4.99%	4.61%	4.95	%(5)
Portfolio turnover rate (6)	82	%(4)	121%	124%	104	%(4)

(1)	Commencement of operations on November 28, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020	Period Ended October 31, 2019(1)
Net asset value, beginning of period/year	$18.49		$25.35	$24.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.44		0.64	1.07
Net realized and unrealized gain (loss) on investments and foreign currency (3)	5.97		(6.18)	0.29
Total from investment operations	6.41		(5.54)	1.36

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.49)		(1.32)	(0.84)
Total distributions	(0.49)		(1.32)	(0.84)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 6)	—		—	—
Net asset value, end of period/year	$24.41		$18.49	$25.35

Total return	34.86	%(4)	-22.83%	5.64	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$2,441		$1,849	$2,535

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.39	%(5)	0.39%	0.39	%(5)
Net investment income (loss) to average net assets	3.90	%(5)	3.03%	4.65	%(5)
Portfolio turnover rate (6)	44	%(4)	106%	87	%(4)

(1)	Commencement of operations on November 27, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Financial Highlights
For a capital share outstanding throughout the period

	Six-Months Ended April 30, 2021 (Unaudited)		Period Ended October 31, 2020(1)
Net asset value, beginning of period	$24.07		$24.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.67		1.17
Net realized and unrealized gain (loss) on investments (3)	1.09		(0.98)
Total from investment operations	1.76		0.19

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.72)		(1.10)
Total distributions	(0.72)		(1.10)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 6)	0.00	(4)	0.01
Net asset value, end of period	$25.11		$24.07

Total return	7.41	%(5)	0.98	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$15,068		$3,611

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.45	%(6)	0.45	%(6)
Net investment income (loss) to average net assets	5.42	%(6)	5.15	%(6)
Portfolio turnover rate (7)	83	%(5)	202	%(5)

(1)	Commencement of operations on November 19, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Notes to Financial Statements
April 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF and AAM Low Duration Preferred and Income Securities ETF (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the AAM S&P 500 High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P 500 Dividend and Free Cash Flow Yield Index. The investment objective of the AAM S&P Emerging Markets High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P Emerging Markets Dividend and Free Cash Flow Yield Index. The investment objective of the AAM S&P Developed Markets High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P Developed Markets Ex-US Dividend and Free Cash Flow Yield Index. The investment objective of the AAM Low Duration Preferred and Income Securities ETF is to track the total return performance, before fees and expenses, of the ICE 0-5 Year Duration Exchange-Listed Preferred and Hybrid Securities Index. AAM S&P 500 High Dividend Value ETF and AAM S&P Emerging Markets High Dividend Value ETF commenced operations on November 28, 2017, AAM S&P Developed Markets High Dividend Value ETF commenced operations on November 27, 2018 and AAM Low Duration Preferred and Income Securities ETF commenced operations on November 19, 2019.

The end of the reporting period for the Funds is April 30, 2021. The period covered by these Notes to Financial Statements is the fiscal period from November 1, 2020 to April 30, 2021 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) (Continued)

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) (Continued)

use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

AAM S&P 500 High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$35,301,229	$—	$—	$35,301,229
Short-Term Investments	85,344	—	—	85,344
Total Investments in Securities	$35,386,573	$—	$—	$35,386,573

^	See Schedule of Investments for breakout of investments by sector classification.

AAM S&P Emerging Markets High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$6,883,493	$—	$—	$6,883,493
Short-Term Investments	38,665	—	—	38,665
Total Investments in Securities	$6,922,158	$—	$—	$6,922,158

^	See Schedule of Investments for breakout of investments by country.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) (Continued)

AAM S&P Developed Markets High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,421,566	$—	$—	$2,421,566
Rights	—	187	—	187
Short-Term Investments	10,998	—	—	10,998
Total Investments in Securities	$2,432,564	$187	$—	$2,432,751

^	See Schedule of Investments for breakout of investments by country.

AAM Low Duration Preferred and Income Securities ETF

Assets^	Level 1	Level 2	Level 3	Total
Preferred Stocks	$15,042,514	$—	$—	$15,042,514
Short-Term Investments	358,541	—	—	358,541
Total Investments in Securities	$15,401,055	$—	$—	$15,401,055

^	See Schedule of Investments for breakout of investments by sector classification.

During the current fiscal period the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) (Continued)

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

D.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) (Continued)

E.

Distributions to Shareholders. Distributions to shareholders from net investment income on securities are declared and paid by the Funds on a monthly basis. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds on, at least, an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) (Continued)

The permanent differences primarily relate to redemptions in-kind. For the period ended October 31, 2020, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
AAM S&P 500 High Dividend Value ETF	$1,850,827	$(1,850,827)
AAM S&P Emerging Markets High Dividend Value ETF	$—	$—
AAM S&P Developed Markets High Dividend Value ETF	$61,076	$(61,076)
AAM Low Duration Preferred and Income Securities ETF	$(24,755)	$24,755

During the period ended October 31, 2020 the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid in capital.

AAM S&P 500 High Dividend Value ETF	$(1,850,827)
AAM S&P Emerging Markets High Dividend Value ETF	$—
AAM S&P Developed Markets High Dividend Value ETF	$(61,076)
AAM Low Duration Preferred and Income Securities ETF	$24,755

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in each Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Advisors Asset Management, Inc. (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) (Continued)

Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Advisor”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, AAM S&P 500 High Dividend Value ETF pays the Adviser 0.29%, AAM S&P Emerging Markets High Dividend Value ETF pays the Adviser 0.49%, AAM S&P Developed Markets High Dividend Value ETF pays the adviser 0.39% and AAM Low Duration Preferred and Income Securities ETF pays the adviser 0.45% at an annual rate based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and fund accountants. Fund Services also serves as the transfer agent and fund accountants to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
AAM S&P 500 High Dividend Value ETF	$11,424,075	$11,518,890
AAM S&P Emerging Markets High Dividend Value ETF	4,826,105	4,545,219
AAM S&P Developed Markets High Dividend Value ETF	978,944	995,233
AAM Low Duration Preferred and Income Securities ETF	11,097,112	9,235,426

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) (Continued)

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.

During the current fiscal period, in-kind transactions associated with creations and redemptions for the Funds were as follows:

	In-kind Purchases	In-kind Sales
AAM S&P 500 High Dividend Value ETF	$6,660,513	$4,506,749
AAM S&P Emerging Markets High Dividend Value ETF	2,048,571	2,384,676
AAM S&P Developed Markets High Dividend Value ETF	570,415	555,000
AAM Low Duration Preferred and Income Securities ETF	21,060,654	11,801,944

NOTE 5 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at October 31, 2020 were as follows:

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF	AAM S&P Developed Markets High Dividend Value ETF	AAM Low Duration Preferred and Income Securities ETF
Tax cost of investments	$26,064,365	$6,141,061	$2,182,340	$3,837,107
Gross tax unrealized appreciation	$980,890	$374,626	$70,957	$60,821
Gross tax unrealized depreciation	(3,264,785)	(841,709)	(413,440)	(126,103)
Net tax unrealized appreciation (depreciation)	(2,283,895)	(467,083)	(342,483)	(65,282)
Undistributed ordinary income	4,667	16,093	2,930	5,762
Undistributed long-term capital gains	—	—	—	—
Other accumulated gain (loss)	(4,688,999)	(788,374)	(342,977)	(58,554)
Distributable earnings (accumulated deficit)	$(6,968,227)	$(1,239,364)	$(682,530)	$(118,074)

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) (Continued)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales, partnerships and passive foreign investment companies (“PFIC”).

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2020, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

As of October 31, 2020, the Funds had the following capital loss carryforwards with an indefinite expiration:

	Short-Term	Long-Term
AAM S&P 500 High Dividend Value ETF	$1,583,695	$3,105,304
AAM S&P Emerging Markets High Dividend Value ETF	$468,383	$319,991
AAM S&P Developed Markets High Dividend Value ETF	$271,692	$71,285
AAM Low Duration Preferred and Income Securities ETF	$58,554	$—

The tax character of distributions declared by the Funds during current fiscal period were as follows:

	Year Ended October 31, 2020
Fund	Ordinary Income	Long Term Capital Gain
AAM S&P 500 High Dividend Value ETF	$1,317,853	$—
AAM S&P Emerging Markets High Dividend Value ETF	253,796	—
AAM S&P Developed Markets High Dividend Value ETF	97,167	—
AAM Low Duration Preferred and Income Securities ETF	117,674	—

	Year/Period Ended October 31, 2019
Fund	Ordinary Income	Long Term Capital Gain
AAM S&P 500 High Dividend Value ETF	$1,010,297	$5,012
AAM S&P Emerging Markets High Dividend Value ETF	118,717	—
AAM S&P Developed Markets High Dividend Value ETF	84,118	—

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) (Continued)

NOTE 6 – SHARE TRANSACTIONS

Shares of each Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for AAM S&P 500 High Dividend Value ETF is $250, for AAM S&P Emerging Markets High Dividend Value ETF is $1,000, and AAM S&P Developed Markets High Dividend Value ETF and AAM Low Duration Preferred and Income Securities ETF is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited) (Continued)

NOTE 7 – RISKS

Geographic Investment Risk. To the extent that a Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

Concentration Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

AAM ETFs

Expense Example
For the Six-Months Ended April 30, 2021 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the Expense Example Tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

AAM S&P 500 High Dividend Value ETF

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During the Period(1)
Actual	$1,000.00	$ 1,451.80	$1.76
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.36	$1.45

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.29%, multiplied by the average account value during the period, multiplied by 181/365, to reflect one-half year period.

AAM ETFs

Expense Example
For the Six-Months Ended April 30, 2021 (Unaudited) (Continued)

AAM S&P Emerging Markets High Dividend Value ETF

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During the Period(2)
Actual	$1,000.00	$ 1,346.80	$2.85
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.36	$2.46

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.49%, multiplied by the average account value during the period, multiplied by 181/365, to reflect one-half year period.

AAM S&P Developed Markets High Dividend Value ETF

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During the Period(3)
Actual	$1,000.00	$ 1,348.60	$2.27
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.86	$1.96

(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.39%, multiplied by the average account value during the period, multiplied by 181/365, to reflect one-half year period.

AAM Low Duration Preferred and Income Securities ETF

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During the Period(4)
Actual	$1,000.00	$ 1,074.10	$2.31
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.56	$2.26

(4)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.45%, multiplied by the average account value during the period, multiplied by 181/365, to reflect one-half year period.

AAM ETFs

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

AAM ETFs

Approval of Sub-Advisory Agreement & Board Consideration
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held April 20-21, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Sub-Advisory Agreement (the “Agreement”) among the Trust, on behalf of the AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, and AAM Low Duration Preferred and Income Securities ETF (each, a “Fund”, and together, the “Funds”), Advisors Asset Management, Inc. (the “Adviser”), and Vident Investment Advisory, LLC (the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Sub-Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to each Fund; (iv) the extent to which the sub-advisory fee for each Fund reflects economies of scale shared with such Fund’s respective shareholders; and (v) other factors the Board deemed to be relevant.

The Board also considered that the Sub-Adviser, along with other service providers of the Funds, presented written information to help the Board evaluate the Sub-Adviser’s fees and other aspects of the Agreement. Additionally, representatives from the Sub-Adviser provided an oral overview of the services provided to the Funds by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to each Fund under the Agreement, noting the Sub-Adviser would continue to provide investment management services to the Funds. The Board noted the responsibilities that the Sub-Adviser has as each Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds.

AAM ETFs

Approval of Sub-Advisory Agreement & Board Consideration
(Unaudited) (Continued)

In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered reports of the Trust’s Chief Compliance Officer with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to other ETFs, including other series of the Trust. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds it sub-advises. The Board further considered information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on the Sub-Adviser’s operations.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance for various time periods in the Materials and primarily considered each Fund’s performance for periods ended December 31, 2020, unless otherwise noted. Because each Fund is designed to track the performance of an index provided by a third-party, the Board considered the extent to which each Fund tracked its index before fees and expenses.

AAM S&P 500 High Dividend Value ETF: The Board noted that the Fund performed in line with its underlying index before fees and expenses for the one-year, three-year, and since inception periods.

AAM S&P Emerging Markets High Dividend Value ETF: The Board noted that the Fund slightly outperformed its underlying index for the one-year period and slightly underperformed for the three-year and since inception periods. The Board noted that such underperformance was generally due to the trading costs incurred by the Fund in the markets in which it transacts, which trading costs do not affect the returns of the index.

AAM S&P Developed Markets High Dividend Value ETF: The Board noted that the Fund performed roughly in line with its underlying index before fees and expenses for the one-year and since inception periods.

AAM Low Duration Preferred and Income Securities ETF: The Board noted that the Fund performed roughly in line with its underlying index before fees and expenses for the one-year and since inception periods.

Costs of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Funds. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account analyses of the Sub-Adviser’s profitability with respect to each Fund.

AAM ETFs

Approval of Sub-Advisory Agreement & Board Consideration
(Unaudited) (Continued)

The Board expressed the view that the Sub-Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further noted that because each Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than such Fund respective shareholders. Consequently, the Board determined that it would monitor fees as each Fund grows to determine whether economies of scale were being effectively shared with such Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

AAM ETFs

Federal Tax Information
(Unaudited)

For the fiscal period ended October 31, 2020, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

AAM S&P 500 High Dividend Value ETF	88.60%
AAM S&P Emerging Markets High Dividend Value ETF	61.77%
AAM S&P Developed Markets High Dividend Value ETF	91.97%
AAM Low Duration Preferred and Income Securities ETF	66.53%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended October 31, 2020 was as follows:

AAM S&P 500 High Dividend Value ETF	87.52%
AAM S&P Emerging Markets High Dividend Value ETF	0.00%
AAM S&P Developed Markets High Dividend Value ETF	0.37%
AAM Low Duration Preferred and Income Securities ETF	62.48%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

AAM S&P 500 High Dividend Value ETF	0.00%
AAM S&P Emerging Markets High Dividend Value ETF	0.00%
AAM S&P Developed Markets High Dividend Value ETF	0.00%
AAM Low Duration Preferred and Income Securities ETF	0.00%

AAM ETFs

Federal Tax Credit Pass Through
(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, The Funds designate the following amounts as foreign taxes paid for the period ended October 31, 2020. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
AAM S&P 500 High Dividend Value ETF	$—	$—	—
AAM S&P Emerging Markets High Dividend Value ETF	$36,978	$0.1137785	100.00%
AAM S&P Developed Markets High Dividend Value ETF	$9,548	$0.09548	100.00%
AAM Low Duration Preferred and Income Securities ETF	$—	$—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.aamlive.com.

AAM ETFs

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aamlive.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.aamlive.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price about (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds are available, without charge on the Funds’ website at www.aamlive.com.

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Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Adviser

Vident Investment Advisory, LLC

1125 Sanctuary Parkway, Suite 515

Alpharetta, Georgia 30009

Index Provider

S&P Opco, LLC c/o S&P Dow Jones Indices LLC

55 Water Street

New York, New York 10041

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis, & Bockius, LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

AAM S&P 500 High Dividend Value ETF

Symbol – SPDV

CUSIP – 26922A594

AAM S&P Emerging Markets High Dividend Value ETF

Symbol – EEMD

CUSIP – 26922A586

AAM S&P Developed Markets High Dividend Value ETF

Symbol – DMDV

CUSIP – 26922A347

AAM Low Duration Preferred and Income Securities ETF

Symbol – PFLD

CUSIP – 26922A198

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/2/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/2/2021

By (Signature and Title)*	/s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	7/2/2021